Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 31: SUBSEQUENT EVENTS

At-The-Market Equity Offering Program

During the period from January 1, 2023, to March 20, 2023, the Company issued 14,185,000 common shares in exchange for gross proceeds of $14,611 at an average share price of approximately $1.03. The Company received net proceeds of $14,122 after paying commissions of $490 to the Company’s agent. Refer to Note 21 for further details of the Company’s at-the-market equity offering program.

BlockFi Loan

During February 2023, the Company negotiated a settlement of its loan agreement with BlockFi with a then outstanding debt balance of $20,328 for a payment of $7,750. As a result, a gain on extinguishment of long-term debt will be recognized in the amount of $12,578 in the first quarter of 2023.

Reliz Lease

During February 2023, the Company modified its lease agreement with Reliz Ltd. (where BlockFi was the lender to Reliz Ltd.) in order to settle its outstanding lease liability of $379 for a payment of $118. As a result, a gain on extinguishment of long-term debt will be recognized in the amount of $261 in the first quarter of 2023.

Repayment of Foundry Loans #2, #3 and #4

During January 2023, the principal amount of the remaining Foundry Loans #2, #3 and #4 were fully repaid before their maturity date without prepayment penalty for $829.

Disposition of Miners

During the period from January 1, 2023, to March 20, 2023, the Company sold 409 Bitmain S19 XP Miners for proceeds of $1,740 resulting in a loss on disposition of $556.